EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

22.EARNINGS PER SHARE

Earnings per share for the years ended December 31, 2010, 2011 and 2012 were calculated as follows:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Numerator for basic and diluted earnings (loss) per share:
Net income (loss) and comprehensive income (loss) attributable to Lentuo International Inc. shareholders	161,373	67,917	(5,458)	(876)

Denominator for basic and diluted earnings (loss) per share:
Number of ordinary shares outstanding, opening	10,000,000	58,937,912	58,937,912
Retroactive adjustment for bonus element in rights offering on October 29, 2010 (Note 21)	31,567,302	-	-
Weighted average number of ordinary shares issued on August 20, 2010 (1,510,841 shares)	554,665	-	-
Weighted average number of ordinary shares issued on December 15, 2010 (13,000,000 shares)	605,479	-	-
Weighted average number of ordinary shares outstanding	42,727,446	58,937,912	58,937,912

Basic and diluted earnings (loss) per share	3.77	1.15	(0.09)	(0.01)

The Group does not have any securities outstanding which could potentially dilute basic earnings (loss) per share for the years ended December 31, 2010, 2011 and 2012.